INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and Similar Income [Abstract]
Interest on loans	S/ 12,419,281	S/ 10,170,680	S/ 10,027,834
Interest on investments at fair value through other comprehensive income	1,593,047	1,152,542	1,097,952
Interest on due from banks	458,531	49,637	74,813
Interest on investments at amortized cost	382,097	323,689	226,516
Interest on investments at fair value through profit or loss	38,550	50,562	47,696
Dividends received	29,226	40,637	25,603
Other interest and similar income	90,550	62,659	47,234
Total	15,011,282	11,850,406	11,547,648
Interest and Similar Expense [Abstract]
Interest on deposits and obligations	(1,688,245)	(865,474)	(1,188,335)
Interest on bonds and notes issued	(728,218)	(836,977)	(905,574)
Interest on due to banks and correspondents	(683,078)	(435,426)	(557,141)
Deposit Insurance Fund	(230,255)	(213,741)	(183,132)
Interest on lease liabilities	(25,054)	(27,374)	(32,295)
Other interest and similar expense	(138,337)	(111,810)	(112,219)
Total	S/ (3,493,187)	S/ (2,490,802)	S/ (2,978,696)